Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Restricted investments	R 5,083	R 3,535
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	5,064	3,513	R 3,273
Investments held by social trust funds
Disclosure of financial assets [line items]
Restricted investments	R 19	R 22